Recent Accounting Pronouncements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
Recent Accounting Pronouncements
Disclosure of the Effects of Reclassifications from Accumulated Other Comprehensive Income
In February 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-02, which required that the effects of significant reclassifications from accumulated other comprehensive income to net income be shown parenthetically on the face of the consolidated financial statements or disclosed in a note. The adoption of this new guidance on January 1, 2013 did not have an impact on the Company's consolidated financial position, results of operations or cash flows.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Testing Goodwill for Impairment
In September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-08 which was intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a qualitative assessment to determine whether further impairment testing is necessary. If an entity concludes that it is more likely than not that a reporting unit's fair value is equal to or greater than its carrying amount using the qualitative assessment, the entity would not be required to perform the two-step goodwill impairment test for that reporting unit. This update was effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's consolidated financial position, results of operations or cash flows.
Presentation of Comprehensive Income
In June 2011, the FASB issued ASU 2011-05, which amended guidance on the presentation of comprehensive income. The new guidance eliminated the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. It required an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently, the FASB issued ASU 2011-12 in December 2011, which deferred changes in ASU 2011-05 that relate to the presentation of reclassification adjustments between other comprehensive income and net income. The guidance did not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. These updates were to be applied retrospectively and were effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted ASU 2011-05 and ASU 2011-12 as of January 1, 2012. As this guidance impacts presentation only, the adoption did not have an impact on the Company's consolidated financial position, results of operations or cash flows.
Fair Value Measurements
In May 2011, the FASB issued ASU 2011-04. The new guidance resulted in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). The new guidance did not extend the use of fair value accounting, but provided guidance on how it should be applied where its use is already required or permitted by other standards within GAAP or IFRS. This update was effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance on January 1, 2012 did not have a material impact on the Company’s consolidated financial position, results of operations or cash flows.